INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Balance at beginning of year	$ 3,077,693	$ 1,700,106	$ 518,024
Increase related to current year tax positions	5,768,868	2,843,585	1,600,020
Settlement	(2,813,061)	(1,539,717)	(424,220)
Foreign currency translation adjustment	274	73,719	6,282
Balance at end of year	$ 6,033,774	$ 3,077,693	$ 1,700,106